SCHEDULE OF COSTS INCURRED IN OIL AND GAS PROPERTY EXPLORATION, AND DEVELOPMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Total Costs Incurred in Oil and Gas Property Exploration, and Development	$ 2,954,411	$ 726,549	$ 664,219
Green World Nusantara [Member] | Kruh Block [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Exploration
Development	2,916,102	566,244	245,202
Total Costs Incurred in Oil and Gas Property Exploration, and Development	2,916,102	566,244	245,202
Green World Nusantara [Member] | Rangkas [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Exploration		4,943	276,810
Development
Total Costs Incurred in Oil and Gas Property Exploration, and Development		4,943	276,810
PT Cogen Nusantara Energi [Member] | Citarum Block [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Exploration	38,309	155,362	142,207
Development
Total Costs Incurred in Oil and Gas Property Exploration, and Development	$ 38,309	$ 155,362	$ 142,207